Vanguard Health Care Index Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard Health Care Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Health Care 25/50 (the “Target Index”), an index made up of stocks of large, mid-size, and small U.S. companies within the health care sector, as classified under the Global Industry Classification Standard (“GICS”). The GICS health care sector includes health care provider and services companies, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production, and marketing of pharmaceuticals and biotechnology products.Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.